PIMCO Funds

Supplement Dated June 14, 2007 to the

Bond Funds Class A, B and C Shares Prospectus

dated July 31, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of Funds held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other fund, the usual sales charges applicable to investments in such other fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in a Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

Municipal Bond Funds Class A, B and C Shares Prospectus

dated July 31, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of Funds held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in a Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO Real Return Fund Class A, B and C Shares Prospectus

dated July 31, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO Total Return Fund Class A, B and C Shares Prospectus

dated July 31, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO California Short Duration Municipal Income Fund Class A Shares Prospectus

dated August 31, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class A, B and C Shares Prospectus

dated October 1, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of Funds held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in a Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A and C Shares Prospectus

dated November 27, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO High Yield Municipal Bond Fund Class A and C Shares Prospectus

dated December 28, 2006

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

PIMCO Funds

Supplement Dated June 14, 2007 to the

PIMCO Income Fund Class A and C Shares Prospectus

dated March 29, 2007

The first paragraph of the subsection captioned "Exchanging Shares" contained in the section of the prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the redemption fee, if any, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any redemption fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.